Related-Party Transactions	12 Months Ended
Dec. 31, 2023
Related-Party Transactions
Related-Party Transactions

27. Related-Party Transactions

Details of transactions between the Company and related parties are disclosed below.

(a) Compensation of the Supervisory Board

The remuneration of the supervisory board members in 2023 is set out in the table below:

	2023
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	74	—	76	150
Mr. Antoine Papiernik*	—	—	—	—
Ms. Alison F. Lawton	50	—	76	126
Mr. James Shannon	56	—	76	132
Mr. Bart Filius	49	—	78	127
Ms. Begoña Carreño**	50	—	34	84
Ms. Theresa Heggie***	30	—	241	271
	309	—	581	890

* Mr. Papiernik stepped down from the supervisory board on May 18, 2023.

** Ms. Carreño was elected to the supervisory board on May 18, 2023. The remuneration set forth for Ms. Carreño in the table above covers the period from May 18, 2023 to December 31, 2023.

*** Ms. Heggie was elected to the supervisory board on May 18, 2023. The remuneration set forth for Ms. Heggie in the table above covers the period from May 18, 2023 to December 31, 2023. Ms. Heggie’s share-based payments include the effects of options and RSUs that were granted to her before her reappointment to the supervisory board on May 18, 2023.

The remuneration of the supervisory board members in 2022 is set out in the table below:

	2022
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	74	—	104	178
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	52	—	104	156
Mr. James Shannon	59	—	104	163
Mr. Bart Filius	49	—	104	153
	234	—	416	650

The 2021 remuneration is set out in the table below:

	2021
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	70	—	86	156
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	47	—	86	133
Mr. James Shannon	50	—	86	136
Mr. Bart Filius	44	—	80	124
Ms. Theresa Heggie*	29	—	77	106
	240	—	415	655

* Ms. Heggie stepped down from the supervisory board on October 1, 2021, in connection with her appointment as Chief Commercial Officer of the Company. The remuneration set forth for Ms. Heggie in the table above covers the period from January 1, 2021 to October 1, 2021.

In 2023, 2022 and 2021, Mr. Papiernik waived his compensation.

As at December 31, 2023:

●	Mr. Dinko Valerio holds 725,692 ordinary shares in the Company, as well as 192,964 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2023, Mr. Valerio was awarded 22,608 options to acquire ordinary shares at an exercise price of $ 3.41 per option. In 2022, Mr. Valerio was granted 23,931 options to acquire ordinary shares at an exercise price of $ 8.01 per option. In 2021, Mr. Valerio was granted 23,239 options to acquire ordinary shares at an exercise price of $ 4.20 per option. In 2021, Mr. Valerio exercised options to acquire 32,272 ordinary shares.
●	Mr. Antoine Papiernik does not hold any shares or options in the Company. As a managing partner of Sofinnova Partners SAS, the management company of Sofinnova Capital VII FCPR, holder of 2,764,194 ordinary shares, Mr. Papiernik may be deemed to have share voting and investment power with respect to such shares.
●	Ms. Alison F. Lawton holds 205,784 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2023, Ms. Lawton was granted 22,608 options to acquire ordinary shares at an exercise price of $ 3.41 per option. In 2022, Ms. Lawton was granted 23,931 options to acquire ordinary shares at an exercise price of $ 8.01 per option. In 2021, Ms. Lawton was granted 23,239 options to acquire ordinary shares at an exercise price of $ 4.20 per option.
●	Mr. James Shannon holds 61,538 ordinary shares in the Company and 202,044 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2023, Mr. Shannon was granted 22,608 options to acquire ordinary shares at an exercise price of $ 3.41 per option. In 2022, Mr. Shannon was granted 23,931 options to acquire ordinary shares at an exercise price of $ 8.01 per option. In 2021, Mr. Shannon was granted 23,239 options to acquire ordinary shares at an exercise price of $ 4.20 per option.
●	Mr. Bart Filius holds 107,148 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2023, Mr. Filius was granted 22,608 options to acquire ordinary shares at an exercise price of $ 3.41 per option. In 2022, Mr. Filius was granted 23,931 options to acquire ordinary shares at an exercise price of $ 8.01 per option. In 2021, Mr. Filius was granted 23,239 options to acquire ordinary shares at an exercise price of $ 4.20 per option.
●	Ms. Begoña Carreño holds 26,468 options. These options vest in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2023, Ms. Carreño was granted 22,903 options to acquire ordinary shares at an exercise price of $ 3.41 per option. In 2022, Ms. Carreño was granted 3,565 options to acquire ordinary shares at an exercise price of $ 0.95 per option.
●	Ms. Theresa Heggie holds 26,499 ordinary shares in the Company and 334,756 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2023, Ms. Heggie was granted 14,418 options to acquire ordinary shares at an exercise price of $ 1.74 per option. In 2022, Ms. Heggie was granted 159,150 options to acquire ordinary shares at an average exercise price of $ 0.84 per option. In 2021, Ms. Heggie was granted 123,239 options to acquire ordinary shares at an average exercise price of $ 6.25 per option.

(b) Compensation of key management

Our management board is supported by our officers, or senior management. Mr. Daniel de Boer and Mr. Rene Beukema are the statutory directors of the Company. The total remuneration of the management board and senior management in 2023 amounted to € 5,508,000 with the details set out in the table below:

	2023
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	1,167	27	1,245	2,439
Mr. R.K. Beukema[1]	892	23	395	1,310
Management Board	2,059	50	1,640	3,749
Senior Management	1,145	52	562	1,759
	3,204	102	2,202	5,508
1	Short term employee benefits include bonuses for Mr. Daniel de Boer of € 643,000 and for Mr. Rene Beukema of € 481,000 based on goals realized in 2023.

The total remuneration of the management board and senior management in 2022 amounted to € 7,536,000 with the details set out in the table below:

	2022
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	1,295	24	1,145	2,464
Mr. R.K. Beukema[1]	284	10	169	463
Management Board	1,579	34	1,314	2,927
Senior Management	3,980	123	506	4,609
	5,559	157	1,820	7,536
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 791,000 and for Mr. Rene Beukema of € 84,000 based on goals realized in 2022. The remuneration set forth for Mr. Beukema in the table above covers the period from July 1, 2022 to December 31, 2022.

The total remuneration of the management board and senior management in 2021 amounted to € 8,128,000 with the details set out in the table below:

	2021
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	733	10	1,472	2,215
Management Board	733	10	1,472	2,215
Senior Management	2,938	57	2,918	5,913
	3,671	67	4,390	8,128
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 284,000 based on goals realized in 2021.

As at December 31, 2023:

●	Mr. Daniel de Boer holds 705,309 ordinary shares in the Company as well as 4,011,888 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2023, Mr. de Boer was awarded 442,182 options at an exercise price of $ 3.41 per option. In 2022, Mr. de Boer was awarded 1,650,051 options to acquire ordinary shares at an average exercise price of $ 0.76 per option. In 2021, Mr. de Boer was awarded 442,279 options at an exercise price of $ 4.20 per option. These options had a remaining weighted-average contractual life of 6.7 years as at December 31, 2023. At December 31, 2023, Mr. de Boer had not exercised any of the options that were awarded to him.
●	Mr. Rene Beukema holds 460,000 ordinary shares in the Company as well as 1,363,318 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2023, Mr. Beukema was awarded 132,123 options to acquire ordinary shares at an exercise price of $ 3.41 per option. In 2022, Mr. Beukema was awarded 1,000,000 options to acquire ordinary shares at an exercise price of $ 0.66 per option. These options had a remaining weighted-average contractual life of 7.6 years as at December 31, 2023. In 2023, 2022 and 2021, Mr. Beukema did not exercise any of the options that were awarded to him.

ProQR does not grant any loans, advance payments and guarantees to members of the Management and Supervisory Board.

(c) Transactions with Yarrow Biotechnology, Inc.

As described in Note 8. Investments in Associates, the Company, as of October 2023, no longer has significant influence over Yarrow Biotechnology, Inc. Yarrow is therefore, no longer considered a related party as of that point onwards. The Company did not have any transactions with Yarrow in the year ended December 31, 2023. Transactions with Yarrow for the years ended December 31, 2022 and 2021 are described in Note 17. Revenue.